Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Schedule of estimated useful life of related assets

Leasehold improvements	Lesser of useful life or lease term
Computer equipment and software	3 years
Furniture, fixtures, and lab equipment	3 to 7 years